Shareholders' Equity - Share Capital (Details)	Dec. 31, 2015 EUR (€) € / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 € / shares	Dec. 31, 2013 shares	Dec. 31, 2012 shares
Class of Stock [Line Items]
Common stock value authorized	€ 126,000,000	$ 126,000,000
Cumulative Preference Shares; authorized (number of shares)	700,000,000	700,000,000
Cumulative Preference Shares; nominal value (in EUR) | (per share)	€ 0.09	$ 0.09	€ 0.09
Number of issued shares	433,332,573	438,073,643		446,822,452
Number of treasury shares	5,345,891	5,138,355		5,970,118
Common Stock [Member]
Class of Stock [Line Items]
Ordinary Shares, authorized (number of shares)	699,999,000	699,999,000
Ordinary Shares, nominal value (in EUR) | (per share)	€ 0.09	$ 0.09	0.09
Common Class B [Member]
Class of Stock [Line Items]
Ordinary Shares, authorized (number of shares)	9,000	9,000			9,000
Ordinary Shares, nominal value (in EUR) | (per share)	€ 0.01	$ 0.01	€ 0.01